Capital and Reserves (Details) - Schedule of fair value of the warrants	12 Months Ended
Mar. 31, 2022 $ / shares
Top of range [member]
Capital and Reserves (Details) - Schedule of fair value of the warrants [Line Items]
Risk-free interest rate	1.14%
Expected life of warrants	5
Volatility	80.59%
Weighted average fair value per warrant (in Dollars per share)	$ 0.71
Bottom of range [member]
Capital and Reserves (Details) - Schedule of fair value of the warrants [Line Items]
Risk-free interest rate	1.15%
Expected life of warrants	10
Volatility	82.59%
Weighted average fair value per warrant (in Dollars per share)	$ 1.29